Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Class A Ordinary Shares
Numerator:
Allocation of net income	$ 738,625		$ 1,779,610		$ 346,600		$ 2,530,566		$ 5,973,630		$ 0
Denominator:
Basic weighted average shares outstanding	18,909,000		18,909,000		18,909,000		14,416,807		16,635,787	[1]	0	[1]
Basic net income (loss) per share	$ 0.04		$ 0.09		$ 0.02		$ 0.18		$ 0.36		$ 0
Allocation of net income	$ 738,625		$ 1,779,610		$ 346,600		$ 2,511,598		$ 5,953,340		$ 0
Weighted-average shares outstanding diluted	18,909,000		18,909,000		18,909,000		14,416,807		16,635,787		0
Diluted net income per ordinary share	$ 0.04		$ 0.09		$ 0.02		$ 0.17		$ 0.36		$ 0
Class B Ordinary Shares
Numerator:
Allocation of net income	$ 179,685		$ 432,926		$ 84,318		$ 782,412		$ 1,625,882		$ (41,692)
Denominator:
Basic weighted average shares outstanding	4,600,000	[2]	4,600,000	[2]	4,600,000	[2]	4,457,459	[2]	4,527,869	[1],[3],[4]	4,000,000	[1],[3],[4]
Basic net income (loss) per share	$ 0.04		$ 0.09		$ 0.02		$ 0.18		$ 0.36		$ (0.01)
Allocation of net income	$ 179,685		$ 432,926		$ 84,318		$ 801,380		$ 1,646,173		$ (41,692)
Weighted-average shares outstanding diluted	4,600,000	[2]	4,600,000	[2]	4,600,000	[2]	4,600,000	[2]	4,600,000	[3],[4]	4,000,000	[3],[4]
Diluted net income per ordinary share	$ 0.04		$ 0.09		$ 0.02		$ 0.17		$ 0.36		$ (0.01)

[1]	At December 31, 2023, excludes an aggregate of 600,000 Class B ordinary shares that are subject to forfeiture.
[2]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. All shares and per share amounts have been retroactively restated.
[3]	As of December 31, 2023, excludes an aggregate of up to 600,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised. On February 13, 2024, simultaneously with the closing of the Initial Public Offering, the underwriter fully exercised its over-allotment option, and accordingly, the 600,000 Founder Shares are no longer subject to forfeiture (Note 5).
[4]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor.